Selected Quarterly Financial Data (unaudited) (Details) - USD ($)	3 Months Ended							9 Months Ended		12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Net income (loss)	$ (1,774,000)				$ 2,902,000			$ 2,514,000	$ 8,477,000	$ 11,671,000	$ 7,159,000
Landcadia Holdings II, Inc
General and administrative expenses	357,790			$ 248,051.00	115,683.00	$ 102,584.00	$ 20,974.00	843,997	239,241	487,292	0	$ 0
Net income (loss)	$ (240,403)	$ 60,131	$ 750,351	$ 497,086	$ 1,181,113	$ 842,508	$ (20,974)	$ 570,078	$ 2,002,647	$ 2,499,733	$ 0	$ 0
Basic and diluted loss available to common shares	$ (0.03)				$ (0.01)	$ (0.01)		$ (0.07)	$ (0.02)	$ (0.02)	$ 0	$ 0